Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	12 Months Ended
	Jan. 31, 2021	Apr. 30, 2021	Jan. 31, 2020
Property and equipment, gross	$ 435,228		$ 435,228
Less: accumulated depreciation and amortization	(401,672)		(395,336)
Property and equipment	$ 33,556	$ 32,097	39,892
Minimum [Member]
Property and equipment useful life	3 years
Maximum [Member]
Property and equipment useful life	7 years
Geology Equipment [Member]
Property and equipment, gross	$ 315,052		315,052
Geology Equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Geology Equipment [Member] | Maximum [Member]
Property and equipment useful life	7 years
Vehicles and Transportation Equipment [Member]
Property and equipment, gross	$ 48,592		48,592
Property and equipment useful life	5 years
Office Furniture and Equipment [Member]
Property and equipment, gross	$ 71,584		$ 71,584
Office Furniture and Equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property and equipment useful life	7 years